Document and Entity Information	Sep. 07, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2026
Entity File Number	001-41850
Entity Registrant Name	Neighborhood Intelligence, Inc.
Entity Central Index Key	0001130713
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0634302
Entity Address, Address Line One	433 W. Ascension Way
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84123
City Area Code	801
Local Phone Number	947-3100
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	NXH
Security Exchange Name	NASDAQ
Warrants to Purchase Shares of Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to Purchase Shares of Common Stock
Trading Symbol	BBBYW
Security Exchange Name	NASDAQ